                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190

                SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
               (Exact name of registrant as specified in charter)

                          527 Madison Avenue-16th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                   Marie Noble
                            SkyBridge Capital II, LLC
                          527 Madison Avenue-16th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 485-3100

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

                                                         SEMI-ANNUAL REPORT

                                                         SEPTEMBER 30, 2010

                                                             (UNAUDITED)

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
SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

  Statement of Assets and Liabilities                                                                                            1

  Schedule of Investments                                                                                                        2

  Statement of Operations                                                                                                        4

  Statements of Changes in Shareholders' Capital                                                                                 5

  Statement of Cash Flows                                                                                                        6

  Financial Highlights                                                                                                           7

  Notes to Financial Statements                                                                                                  8

  Fund Management                                                                                                               19

  Independent Directors                                                                                                         20

  Interested Director                                                                                                           21

  Officers                                                                                                                      22

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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                   SEPTEMBER 30, 2010 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $625,734,373)                                              $     771,989,367
Cash and cash equivalents                                                                                              26,110,981
Receivable from Investment Funds                                                                                       43,727,639
Other assets                                                                                                              122,259
                                                                                                                -----------------

    TOTAL ASSETS                                                                                                      841,950,246
                                                                                                                -----------------

LIABILITIES

Contributions received in advance                                                                                      24,173,250
Withdrawals payable                                                                                                    15,743,760
Management fee payable                                                                                                  1,021,349
Professional fees payable                                                                                                 497,893
Directors' fees payable                                                                                                    36,000
Accounts payable and other accrued expenses                                                                               161,019
                                                                                                                -----------------

    TOTAL LIABILITIES                                                                                                  41,633,271
                                                                                                                -----------------

      SHAREHOLDERS' CAPITAL (712,707.750 SHARES OUTSTANDING)                                                    $     800,316,975
                                                                                                                =================

      NET ASSET VALUE PER SHARE                                                                                 $        1,122.92
                                                                                                                =================

COMPOSITION OF SHAREHOLDERS' CAPITAL

  Paid-in capital                                                                                               $     831,269,994
  Accumulated net investment income                                                                                     2,221,611
  Accumulated net realized loss on investment transactions                                                           (179,429,624)
  Accumulated net unrealized appreciation on investments                                                              146,254,994
                                                                                                                -----------------

    SHAREHOLDERS' CAPITAL                                                                                       $     800,316,975
                                                                                                                =================

See accompanying notes to financial statements.


                                                                - 1 -
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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                         SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          % OF
                                                                                                                      SHAREHOLDERS'
                                                                                            COST        FAIR VALUE       CAPITAL

INVESTMENTS IN INVESTMENT FUNDS
   DIRECTIONAL EQUITY
      Artha Emerging Markets Fund LP - b                                                $ 19,281,470   $ 20,669,800        2.58  %
      Artis Partners 2X Ltd. - a                                                          16,000,000     17,271,812        2.16
      Frontpoint Onshore Healthcare Fund 2X LP - b                                         5,190,260      6,537,251        0.82
      Horseman European Select Fund - a                                                   11,220,923     11,917,347        1.49
      JAT Capital Domestic Fund L.P. - Series A - b                                        7,000,000      7,485,670        0.94
      Passport Global Strategies III LTD - e                                                 779,292        553,175        0.07
      Passport II LP - b                                                                  11,565,455     12,999,993        1.62
      Prism Partners III Leveraged L.P. - b                                                5,000,000      5,064,907        0.63
      Redmile Capital Fund LP, Tranche A - b                                               3,500,000      3,671,850        0.46
      Sprott Offshore Fund II LTD Class B - a                                              6,036,890      7,065,414        0.88
      Tiger Asia Overseas Fund, Ltd. Class B Offshore Fund - b                            10,000,000      7,351,621        0.92
                                                                                        ------------   ------------       -----
         Total Directional Equity                                                         95,574,290    100,588,840       12.57
                                                                                        ------------   ------------       -----
   DIRECTIONAL MACRO
      Asset Management Offshore LTD - a                                                    7,823,140      7,602,287        0.95
      Brevan Howard Fund Limited - a                                                      10,933,478     11,991,596        1.50
      Drawbridge Global Macro Fund Ltd - SP Reserve - e                                       47,865         47,993        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 10 - e                                      6,492          2,877        0.00  *
      Drawbridge Global Macro Fund Ltd Side Pocket 11 - e                                      6,405          5,599        0.00  *
      Drawbridge Global Macro Fund Ltd Side Pocket 12 - e                                    392,220        247,638        0.03
      Drawbridge Global Macro Fund Ltd Side Pocket 4 - e                                      90,607         61,248        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 5 - e                                      16,968         44,606        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 6 - e                                      28,069             --        0.00  *
      Drawbridge Global Macro Fund Ltd Side Pocket 7 - e                                       5,905         33,775        0.00  *
      Drawbridge Global Macro Ltd C1 H10D SP May 9 2008 - e                                   50,312         19,137        0.00  *
                                                                                        ------------   ------------       -----
         Total Directional Macro                                                          19,401,461     20,056,756        2.51
                                                                                        ------------   ------------       -----
   EVENT DRIVEN
      Alden Global Distressed Opp Fund, LP - a                                            46,050,000     43,143,519        5.39
      Alden Global Value Recovery, L.P. - a                                                8,000,000      8,171,304        1.02
      Amber Global Opportunities Fund L.P. - Class B(R) - a                               15,500,000     16,351,745        2.04
      Ashmore Asian Recovery Fund Limited - b                                              6,437,700      6,326,123        0.79
      Carrington Investment Partners (US) LP - b                                          10,946,814      2,131,975        0.27
      CPIM Structured Credit Fund 1000 INC - b                                             2,977,218        529,619        0.07
      CPIM Structured Credit Fund 1500 INC - c                                             3,573,523        445,681        0.06
      Harbinger Capital Partners Class L Holdings Series 2 - e                               266,623        842,049        0.10
      Harbinger Capital Partners Class PE Holdings Series 1 - e                            7,232,915      5,441,067        0.68
      Harbinger Capital Partners Offshore Fund I, LTD - b                                  6,204,552      5,063,031        0.63
      Marathon Distressed Subprime Fund (Cayman) LTD Class B - e                           5,000,000      6,328,380        0.79
      Marathon Special Opp Fund LTD SP 2 - e                                                 408,538        501,190        0.06
      Marathon Special Opp LTD SP 4 - e                                                      588,093        349,664        0.04
      Marathon Special Opportunity Fund LTD Ser. 31 Dec 2008 - e                             410,685        441,568        0.05
      Marathon Special Opportunity Fund LTD SP 6 - e                                         276,235        328,098        0.04
      Marathon Structured Finance Fund LTD - d                                            12,420,000     10,747,164        1.34
      Pardus Special Opportunities Fund I, LTD - b                                        15,000,000      6,444,625        0.81
      Stark Investments Structured Finance Onshore Fund - d                                9,712,557      9,202,345        1.15
      Taconic Offshore Fund 1.5 LTD - b                                                    5,627,770      6,126,727        0.77
      Third Point Ultra, Ltd. - b                                                         55,711,018     58,465,565        7.31
      York Credit Opportunities Fund, LP - b                                              16,500,000     18,808,985        2.35

See Accompanying Notes to Financial Statements


                                                                - 2 -
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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                           SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                         SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          % OF
                                                                                                                      SHAREHOLDERS'
                                                                                            COST        FAIR VALUE       CAPITAL

INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)
   EVENT DRIVEN (CONTINUED)
      York Credit Opportunities Unit Trust - b                                          $  5,000,000   $  6,332,321        0.79 %
      York European Opportunities Fund L.P. - b                                           15,000,000     15,108,202        1.89
                                                                                        ------------   ------------       -----
         Total Event Driven                                                              248,844,241    227,630,947       28.44
                                                                                        ------------   ------------       -----
   RELATIVE VALUE
      Brigade Leveraged Capital Structures LP - b                                          6,004,177      7,308,684        0.91
      Metacapital Mortgage Opportunities Fund, L.P. - b                                   46,000,000     48,809,428        6.10
      Nisswa Fixed Income Fund LP - b                                                     46,872,139     69,754,403        8.71
      Perella Weinberg Partners Xerion Fund LP - b                                        34,000,000     38,381,041        4.79
      Providence MBS Fund, LP - b                                                         30,000,000     59,830,442        7.47
      Providence MBS Offshore Fund, LTD - b                                               10,301,594     27,021,187        3.38
      SOLA 1 - a                                                                          25,894,387     24,416,063        3.05
      Sola I Class L1 Master - e                                                           6,487,047      8,464,203        1.06
      Stratus Feeder Fund LTD Class C - a                                                 11,511,640     13,601,361        1.70
      Stratus Fund Ltd - Class C - a                                                       4,701,952      8,160,864        1.02
      Stratus Fund LTD Double Lev Class C Side Pocket - e                                    137,413        136,107        0.02
      Structured Service Holdings LP - a                                                  23,440,770     73,679,287        9.21
      Structured Service Holdings LTD - a                                                 16,563,262     44,149,754        5.52
                                                                                        ------------   ------------       -----
         Total Relative Value                                                            261,914,381    423,712,824       52.94
                                                                                        ------------   ------------       -----
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                                   $625,734,373   $771,989,367       96.46
                                                                                        ============
OTHER ASSETS, LESS LIABILITIES                                                                           28,327,608        3.54
                                                                                                       ------------      ------
SHAREHOLDERS' CAPITAL                                                                                  $800,316,975      100.00%
                                                                                                       ============      ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.
* Amounts are less than 0.005%.
a Redemptions permitted monthly.
b Redemptions permitted quarterly.
c Redemptions permitted semi annually.
d Redemptions permitted annually.
e Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund.

See Accompanying Notes to Financial Statements


                                                                - 3 -
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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                                       STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                              $           6,612
                                                                                                                -----------------

     TOTAL INVESTMENT INCOME                                                                                                6,612
                                                                                                                -----------------

EXPENSES
   Management fees                                                                                                      5,572,414
   Accounting fees                                                                                                        609,022
   Professional fees                                                                                                      302,500
   Risk monitoring fees                                                                                                   272,335
   Directors' fees and expenses                                                                                            39,000
   Custodian fees                                                                                                          13,178
   Miscellaneous expenses                                                                                                 309,022
                                                                                                                -----------------

      TOTAL EXPENSES                                                                                                    7,117,471
                                                                                                                -----------------

      NET INVESTMENT LOSS                                                                                              (7,110,859)
                                                                                                                -----------------

NET REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS
   IN INVESTMENT FUNDS

   Net realized gain/(loss) on sales of investments in Investment Funds                                                 2,548,175
   Net change in unrealized appreciation/depreciation on investments in Investment Funds                               45,485,339
                                                                                                                -----------------

      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN INVESTMENT FUNDS                                              48,033,514
                                                                                                                -----------------

NET INCREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                                                           $      40,922,655
                                                                                                                =================

See accompanying notes to financial statements.


                                                                - 4 -

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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

                                           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       SIX MONTHS
                                                                                                         ENDED
                                                                                                     SEPTEMBER 30,
                                                                                                          2010         YEAR ENDED
                                                                                                      (UNAUDITED)    MARCH 31, 2010
                                                                                                     -------------   --------------
OPERATIONS

   Net investment loss                                                                               $  (7,110,859)  $ (11,808,179)
   Net realized gain on sales of investments in Investment Funds                                         2,548,175      38,747,888
   Net change in unrealized appreciation/depreciation on investments
      in Investment Funds                                                                               45,485,339      92,979,383
                                                                                                     -------------   -------------

      NET INCREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                                             40,922,655     119,919,092
                                                                                                     -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                                                                     --     (85,488,824)
                                                                                                     -------------   -------------

      DECREASE IN SHAREHOLDERS' CAPITAL FROM DISTRIBUTIONS TO SHAREHOLDERS                                      --     (85,488,824)
                                                                                                     -------------   -------------

SHAREHOLDERS' CAPITAL TRANSACTIONS

   Capital contributions                                                                               130,521,061     155,524,519
   Reinvestment of distributions                                                                                --      81,914,430
   Capital withdrawals                                                                                 (36,918,067)   (121,606,714)
                                                                                                     -------------   -------------

      INCREASE IN SHAREHOLDERS' CAPITAL FROM CAPITAL TRANSACTIONS                                       93,602,994     115,832,235
                                                                                                     -------------   -------------

   SHAREHOLDERS' CAPITAL AT BEGINNING OF PERIOD                                                        665,791,326     515,528,823
                                                                                                     -------------   -------------

   SHAREHOLDERS' CAPITAL AT END OF YEAR (712,707.750 AND 624,958.550 SHARES
      OUTSTANDING AT SEPTEMBER 30, 2010 AND MARCH 31, 2010, RESPECTIVELY)                            $ 800,316,975   $ 665,791,326
                                                                                                     =============   =============

ACCUMULATED NET INVESTMENT INCOME/(LOSS)                                                             $   2,221,611   $   9,332,470
                                                                                                     =============   =============

See accompanying notes to financial statements.


                                                                - 5 -

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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                                       STATEMENT OF CASH FLOWS
                                           SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Shareholders' capital from operations                                                                 $  40,922,655
Adjustments to reconcile net increase in Shareholders' capital from operations to net cash used in operating activities:
   Purchases of investments in Investment Funds                                                                        (127,000,000)
   Proceeds from disposition of investments in Investment Funds                                                          65,840,232
   Net realized (gain)/loss on sales of investments in Investment Funds                                                  (2,548,175)
   Change in net unrealized appreciation/depreciation on investments in Investment Funds                                (45,485,339)
   Changes in operating assets and liabilities:
      Decrease in other assets                                                                                               20,913
      Increase in management fee payable                                                                                    145,822
      Decrease in professional fees payable                                                                                (205,399)
      Decrease in directors' fees payable                                                                                    (3,000)
      Decrease in accounts payable and other accrued expenses                                                              (116,226)
                                                                                                                      -------------

      NET CASH USED IN OPERATING ACTIVITIES                                                                             (68,428,517)
                                                                                                                      -------------

CASH FLOWS FROM FINANCING ACTIVITIES

   Capital contributions                                                                                                127,238,538
   Capital withdrawals                                                                                                  (44,759,177)
                                                                                                                      -------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                                                          82,479,361
                                                                                                                      -------------

      NET INCREASE IN CASH AND CASH EQUIVALENTS                                                                          14,050,844

Cash and cash equivalents at beginning of period                                                                         12,060,137
                                                                                                                      -------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                                                                            $  26,110,981
                                                                                                                      =============

SUPPLEMENTAL NON-CASH INFORMATION:
   Decrease in contributions received in advance                                                                      $  (3,282,523)
                                                                                                                      =============
   Decrease in withdrawals payable                                                                                    $  (7,841,110)
                                                                                                                      =============

See accompanying notes to financial statements.


                                                                - 6 -


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
                                          SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                        (FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)
                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          SEPTEMBER 30,     MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,      MARCH 31,
                                               2010           2010           2009           2008           2007           2006
                                           (UNAUDITED)
                                          -------------   ------------   ------------   ------------   ------------   ------------

Net Asset Value, beginning of period:      $   1,065.34   $   1,005.77   $   1,216.46   $   1,207.54   $   1,241.60   $   1,115.09

   Income (loss) from investment
      operations:*
   Net investment loss                           (10.35)        (22.13)        (29.47)        (34.29)        (28.26)        (26.88)
   Net realized and unrealized
      gain/(loss) on investments                  67.93         247.91        (153.56)        133.84         108.05         153.39
                                           ------------   ------------   ------------   ------------   ------------   ------------
        TOTAL FROM INVESTMENT OPERATIONS          57.58         225.78        (183.03)         99.55          79.79         126.51
                                           ------------   ------------   ------------   ------------   ------------   ------------

   Distributions from net investment
      income                                         --        (166.21)            --             --         (47.12)            --
   Distributions from net realized gains             --             --         (27.66)        (90.63)        (66.73)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------
        TOTAL DISTRIBUTIONS                          --        (166.21)        (27.66)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, end of period:            $   1,122.92   $   1,065.34   $   1,005.77   $   1,216.46   $   1,207.54   $   1,241.60
                                           ============   ============   ============   ============   ============   ============

TOTAL RETURN****                                   5.40%         23.21%        (15.05%)         8.24%          6.43%         11.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                  $800,316,975   $665,791,326   $515,528,823   $571,709,686   $327,210,824   $188,116,360
                                           ============   ============   ============   ============   ============   ============

Portfolio turnover                                12.64%         38.58%         41.45%         30.05%         69.45%         57.90%

Ratio of expenses to average
   Shareholder's capital**,***                     1.91%          2.04%          2.63%          2.90%          2.51%          2.60%

Ratio of net investment loss to average
   Shareholders' capital**,***                    (1.91%)        (2.04%)        (2.62%)        (2.87%)        (2.37%)        (2.35%)

    The above ratios may vary for individual investors based on the timing of capital transactions during the period.

*   Per share data for income (loss) from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.

**  The ratios of total expenses and net investment loss to average Shareholders' capital does not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholders. Ratios for periods less than one year have been annualized.

*** The subscription and redemption fees had no impact on the ratio of expenses to average Shareholders capital and the ratio of net investment loss to average Shareholders capital for the period ended September 30, 2010. Furthermore, for the prior years ended 2010, 2009 and 2008, the Company incurred redemption fees of $328,671, $2,199,068 and $2,151,669, respectively. Had the
    Company not incurred these fees, the ratio of expenses to average Shareholders capital and the ratio of net investment loss to average Shareholders capital would have been 1.99% and (1.98)% for the year end 2010, 2.30% and (2.29)% for the year end 2009 and 2.40% and (2.37)% for the year ended 2008, respectively. There were no subscription or redemption fees for the years ended
    2007 or 2006.

****The total return ratios for periods less than one year have not been annualized.

See accompanying notes to financial statements.

                                                                - 7 -

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
SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     SkyBridge  Multi-Adviser Hedge Fund Portfolios LLC (the "Company") (formerly Citigroup  Alternative  Investments  Multi-Adviser
     Hedge Fund Portfolios LLC) was organized as a Delaware Limited  Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end,  non-diversified  management  investment company. The Company is also registered under the Securities Act of 1933 (the "1933 Act").

     The investment  objective of the Company is to achieve capital  appreciation  principally through investing in investment funds
     ("Investment Funds") managed by third-party  investment managers  ("Investment  Managers") that employ a variety of alternative investment  strategies.  These investment  strategies  allow Investment  Managers the flexibility to use leverage or short-side positions  to take  advantage  of  perceived  inefficiencies  across the global  markets,  often  referred to as  "alternative"
     strategies.  Because  Investment  Funds following  alternative  investment  strategies are often described as hedge funds,  the investment program of the Company can be described as a fund of hedge funds.

     Shares of the Company ("Shares") are sold to eligible investors (referred to as "Shareholders"). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

     SkyBridge Capital II, LLC (the "Adviser"),  a Delaware limited liability company,  serves as the Company's  investment adviser.
     The Adviser is registered as an investment  adviser under the  Investment  Advisers Act of 1940, as amended,  and,  among other things, is responsible for the allocation of the Company's assets to various  Investment Funds.  Under the Company's  governing documents,  the Company has delegated substantially all authority to oversee the management of the operations and assets of the
     Company to the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of
     America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     A.   PORTFOLIO VALUATION

     Investments in Investment Funds are subject to the terms of the respective limited  partnership  agreements,  limited liability company  agreements,  offering  memoranda and such  negotiated  "side letter" or similar  arrangements  as the Adviser may have entered into with the Investment Fund on behalf of the Company.  The Company's  investments in the Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund.


                                                                - 8 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     All valuations  utilize  financial  information  supplied by each  Investment  Fund and are net of management  and  performance incentive fees or other allocations  payable to the Investment Funds' managers as required by the Investment Funds' agreements.
     Each  Investment  Manager to which the  Adviser  allocates  assets  will charge the  Company,  as an investor in an  underlying
     Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based  compensation in the form of an incentive fee. The  asset-based  fees of the Investment  Managers are generally  expected to range from 1% to 3%
     annually of the net assets under their  management and the incentive fee is generally  expected to range from 15% to 25% of net profits  annually.  These management and incentive fees are accounted for in the valuations of the Investment Funds and are not included in the management fees reflected in the Statement of Operations.

     The Company may invest in Investment Funds that may designate  certain  investments  within those Investment  Funds,  typically those that are especially illiquid and/or hard to value, as "special situation" (often called  "Side-Pocket")  investments with additional  redemption  limitations.  Such a  Side-Pocket  is, in effect,  similar to a private  equity fund that  requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund's illiquid assets in exchange for cash.

     As a general  matter,  the fair value of the Company's  investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company's  investment was sold in an orderly transaction at the time of valuation.  The
     Investment Funds provide for periodic redemptions ranging from monthly to annually.  Investment Funds generally require advance notice of a shareholder's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption  restrictions or suspensions by the Investment  Fund.  However,  the effects of any discounts  related to redemption restrictions  or lock-up periods were determined by the Adviser to be  insignificant  at September 30, 2010, and therefore,  no discounts  were applied to the fair value of the Investment  Funds.  The underlying  investments  of each  Investment  Fund are accounted for at fair value as described in each Investment  Fund's  financial  statements.  The Investment  Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

     B.   NET ASSET VALUE DETERMINATION

     The net asset value of the Company is determined  as of the close of business at the end of each month in  accordance  with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of
     Directors.

     Retroactive  adjustments  to the Company's  net asset value might be made after the  valuation  date which could impact the net asset value per share at which Shareholders  purchase or sell Company Shares. The valuations  reported by the Investment Funds, upon which the Company calculates its month end net asset value, may be subject to adjustment subsequent to the valuation date, based on information which becomes available after that valuation date. For example, fiscal year-end net


                                                                - 9 -
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

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that
     Investment  Fund.  Other  adjustments  to the  Company's  net asset  value may also occur  from time to time,  such as from the misapplication by the Company or its agents of the valuation policies described in the Company's valuation procedures.

     Retroactive  adjustments to the Company's net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company's valuation policies, that are able to be made within 90 days of the valuation date(s) to which the  adjustment  would apply will be made  automatically  unless  determined  to be de  minimis.  Other  potential  retroactive adjustments, regardless of whether their impact increases or decreases the Company's net asset value, will be made only if they both (i) are caused by a misapplication  of the Company's  valuation  policies and (ii) deemed to be material.  All retroactive adjustments are reported to the Company's Valuation Committee and to affected Shareholders.

     The  Company  follows a policy  which  permits  revisions  to the number of Shares  purchased  or sold by  Shareholders  due to retroactive  adjustments  made under the  circumstances  described  above which occur within 90 days of the valuation  date. In circumstances where a retroactive  adjustment is not made under the circumstances  described above, Shares purchased or sold by
     Shareholders  will not be adjusted.  As a result,  to the extent that the subsequent impact of the event which was not adjusted adversely  affects the Company's net asset value,  the  outstanding  Shares of the Company will be adversely  affected by prior repurchases  made at a net asset value per Share higher than the adjusted value.  Conversely,  any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding  Shares of the Company and to the detriment of Shareholders who previously had their Shares  repurchased at a net asset value per Share lower than the post-impact  value.  New  Shareholders  may be affected in a similar way,  because the same principles apply to the purchase of
     Shares.

     C.   INCOME RECOGNITION AND EXPENSES

     Interest income is recognized on an accrual basis as earned. Expenses are recognized as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

     The change in an  Investment  Fund's net asset  value is  included  in net change in  unrealized  appreciation/depreciation  on investments  in Investment  Funds on the Statement of  Operations.  During the six month period ended  September 30, 2010,  the
     Company accounted for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying  investment at the date of redemption.  Previously,  the Company  utilized the cost recovery method.
     This  retroactive  change in  presentation  resulted in an increase in cost in the amount of  $5,624,268  through a decrease in unrealized  appreciation  and a  corresponding  increase  in  realized  gain at March 31,  2010.  The change did not affect the
     Company's financial position, results of operations or cash flows.

     The Company bears all expenses  incurred in the course of its  operations,  including,  but not limited to, the following:  all costs and expenses related to portfolio transactions and positions for the


                                                               - 10 -
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

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     Company's  account;  professional  fees; costs of insurance;  registration  expenses;  and expenses of meetings of the Board of
     Directors.

     D.   INCOME TAXES

     The Company became a corporation  that is taxed as a regulated  investment  company  ("RIC') as of October 1, 2005. The Company operated as a partnership from inception through September 30, 2005.

     It is the  Company's  intention  to meet the  requirements  of the  Internal  Revenue Code  applicable  to RICs and  distribute substantially  all of its taxable net investment  income and capital gains, if any, to Shareholders  each year.  Therefore,  no federal  income or excise tax  provision is required  for the  Company's  financial  statements.  While the Company  intends to distribute  substantially  all of its taxable  net  investment  income and  capital  gains,  in the manner  necessary  to avoid imposition of the 4% excise tax as described  above, it is possible that some excise tax will be incurred.  In such event,  the
     Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. During the six month period ended September 30, 2010, the Company  incurred  $189,591 of excise tax which is recognized as a component of miscellaneous expenses on the Statement of Operations.  This expense was attributable to the Company not distributing 98% of its income during the March 31, 2010 tax year end.

     The Company has analyzed tax  positions  taken or expected to be taken in the course of preparing  the Company's tax return for all open tax years and has concluded,  as of September 30, 2010, no provision for income tax would be required in the Company's financial  statements.  The  Company's  federal  and state  income and  federal  excise tax returns for tax years for which the applicable  statutes of  limitations  have not expired are subject to  examination  by the Internal  Revenue  Service and state departments of revenue.  The Company recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2010, the Company did not incur any interest or penalties.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash  equivalents  consist of cash on deposit and monies invested in money market deposit  accounts that are accounted for at amortized cost, which approximates fair value. Such cash, at times, may exceed federally insured limits. The Company has not  experienced  any losses in such  accounts and does not believe it is exposed to any  significant  credit risk on such bank deposits.

     F.   USE OF ESTIMATES AND RECLASSIFICATIONS

     The  preparation  of financial  statements in conformity  with GAAP  requires  management of the Company to make  estimates and assumptions  that affect the amounts  reported in the financial  statements  and  accompanying  notes.  Changes in the economic environment,  financial  markets,  and any other  parameters used in determining  these estimates could cause actual results to differ materially.


                                                               - 11 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     Certain amounts have been reclassified from the prior year's information to conform to the current year's presentation.

     G.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial  Accounting  Standards Board ("FASB") issued  Accounting  Standards Update ("ASU") 2010-06 which requires new  disclosures and provides  amendments to Accounting  Standards  Codification  ("ASC")  Subtopic 820-10  clarifying existing  disclosures.  The disclosure regarding the Level 3 investment  rollforward of purchases and sales activity on a gross basis is effective for fiscal years beginning  after December 15, 2010. The Company is currently  evaluating the impact of this disclosure on its financial statements.

3.   FAIR VALUE DISCLOSURES

     In accordance with the authoritative  guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its  investments  in a hierarchy that  prioritizes  the inputs to valuation  techniques  used to measure the fair value.  The  hierarchy  gives the highest  priority to valuations  based upon  unadjusted  quoted prices in active  markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

     Level 1- Inputs that reflect  unadjusted  quoted prices in active markets for identical  assets or liabilities that the Company has the ability to access at the measurement date;

     Level 2- Inputs  other than  quoted  prices that are  observable  for the asset or  liability  either  directly or  indirectly, including inputs in markets that are not considered to be active;

     Level 3- Inputs that are unobservable.

     The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement  date.  Under Level 3, the owner of an asset must determine  valuation based on their own assumptions about what market  participants  would take into account in determining the fair value of the asset, using the best information available.

     The inputs or methodology  used for valuing  securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the investment strategies,  their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2010.  Investment Funds
     with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which, in accordance with ASU 2009-12,  would affect its disclosure.  The Company had no unfunded capital commitments as of September 30, 2010.


                                                               - 12 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     Directional equity funds take long and short stock positions.  The manager may attempt to profit from both long and short stock positions  independently,  or profit from the relative  outperformance  of long positions  against short  positions.  The stock picking and portfolio  construction  process is usually based on bottom-up  fundamental  stock  analysis,  but may also include top-down  macro-based views,  market trends and sentiment factors.  Directional equity managers may specialize by region (e.g., global,  U.S.,  Europe or Japan) or by sector.  No assurance  can be given that the managers  will be able to correctly  locate profitable trading  opportunities,  and such  opportunities may be adversely affected by unforeseen events. In addition,  short selling  creates the risk of loss if the security that has been sold short  appreciates in value.  The Investment  Funds within this strategy have monthly to quarterly  liquidity,  and are generally subject to a 30 to 90 day notice period.  One Investment
     Fund in this strategy,  representing  approximately 1 percent in this strategy, is an illiquid side pocket investment,  and has suspended redemptions.  The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     Directional  macro  strategies  require well developed risk management  procedures due to the frequent  employment of leverage.
     Investment managers may trade futures,  options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector.  Two types of strategies  employed by directional  macro managers are  DISCRETIONARY and
     SYSTEMATIC  trading.  Discretionary  trading strategies seek to dynamically  allocate capital to relatively  short-term trading opportunities around the world.  Directional  strategies (seeking to participate in rising and declining when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in "spread" positions in an attempt to capture changes in the relationships  between instruments.  Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take  advantage of price  patterns in very large number of markets.  The trading  models may be focused on technical or fundamental  factors or combination of factors.  Generally,  the Investment Funds within this strategy have monthly  liquidity, subject to a 5 to 90 day  notice  period.  Investment  Funds in this  strategy,  representing  approximately  2 percent in this strategy,  are illiquid side pocket  investments  with suspended  redemptions.  The remaining  approximately  98 percent of the
     Investment  Funds in this strategy can be redeemed with no restrictions  as of the measurement  date, and so, are classified as
     Level 2 investments in Investment Funds.

     Event driven  strategies  involve  investing in opportunities  created by significant  transactional  events such as spin-offs, mergers and  acquisitions,  bankruptcies,  recapitalizations  and share  buybacks.  Event  driven  strategies  include  "merger arbitrage" and "distressed securities".  Generally, the Investment Funds within this strategy have monthly to annual liquidity, subject to a 30 to 180 day notice period.  Investment  Funds in this  strategy,  representing  approximately  3 percent in this strategy, are illiquid side pocket investments with suspended  redemptions.  Approximately 5 percent of the Investment Funds in this strategy have gated redemptions,  which are expected to be lifted within 12 months. In addition,  approximately 11 percent of the Investment  Funds in this strategy are classified as Level 3 investments  due to liquidity  provisions on a greater than quarterly basis. The


                                                               - 13 -
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
SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     remaining  approximately  81 percent of the Investment  Funds in this strategy can be redeemed with no  restrictions  as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     Relative value  arbitrage  strategies  seek to take  advantage of specific  pricing  anomalies,  while also seeking to maintain minimal  exposure to  systematic  market  risk.  This may be achieved by  purchasing  one  security  previously  believed to be undervalued,  while selling short another  security  perceived to be overvalued.  Relative value arbitrage  strategies  include equity market neutral,  statistical  arbitrage,  convertible  arbitrage,  and fixed income arbitrage.  Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly  liquidity,  subject to a 30 to 90 day notice period.  Investment  Funds in this strategy,  representing  approximately  2 percent in this  strategy,  are  illiquid  side  pocket  investments  with  suspended redemptions.  The  remaining  approximately  98  percent of the  Investment  Funds in this  strategy  can be  redeemed  with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     The Company follows the  authoritative  guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have  significantly  decreased and identifying  transactions that are not orderly.  Accordingly,  if the
     Company determines that either the volume and/or level of activity for an asset or liability has significantly  decreased (from normal  conditions  for that asset or liability)  or price  quotations or  observable  inputs are not  associated  with orderly transactions,  increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

     The guidance also provides a list of factors to determine  whether there has been a significant  decrease in relation to normal market activity. Regardless,  however, of the valuation technique and inputs used, the objective for the fair value measurement in those  circumstances  is  unchanged  from what it would be if  markets  were  operating  at normal  activity  levels  and/or transactions were orderly; that is, to determine the current exit price.

     A financial  instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the
     Adviser. The Adviser considers observable data to be market data which is readily available,  regularly distributed or updated, reliable and  verifiable,  not  proprietary,  and provided by  independent  sources that are actively  involved in the relevant market.


                                                               - 14 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     The following is a summary of the inputs used as of September 30, 2010, in valuing the Company's assets and liabilities carried at fair value:

-----------------------------------------------------------------------------------------------------------------------
                                                        TOTAL FAIR VALUE                      LEVEL 2        LEVEL 3
                                                               AT                           SIGNIFICANT    SIGNIFICANT
                                                          SEPTEMBER 30,        LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                                   2010         QUOTED PRICES      INPUTS         INPUTS
-----------------------------------------------------------------------------------------------------------------------
Investments in Investment Funds
    Directional Equity                                  $   100,588,840    $          --   $ 100,035,665  $    553,175
    Directional Macro                                        20,056,756               --      19,593,883       462,873
    Event Driven                                            227,630,947               --     175,844,720    51,786,227
    Relative Value                                          423,712,824               --     415,112,514     8,600,310
-----------------------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds                   $   771,989,367    $          --   $ 710,586,782  $ 61,402,585
-----------------------------------------------------------------------------------------------------------------------

     The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                                                              NET CHANGE IN
                                                               UNREALIZED                         TRANSFERS IN    BALANCE AS OF
                       BALANCE AS OF   NET REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR (OUT) OF   SEPTEMBER 30,
INVESTMENT STRATEGY   MARCH 31, 2010         (LOSS)           DEPRECIATION        (SALES)           LEVEL 3*           2010
-------------------------------------------------------------------------------------------------------------------------------
Directional Equity    $     716,554    $             (994)   $   (154,226)    $      (8,159)   $          --      $    553,175
Directional Macro           651,240               159,055        (188,376)         (159,046)              --           462,873
Event Driven             55,976,334            (3,395,161)      5,196,514           251,512       (6,242,972)**     51,786,227
Relative Value           51,611,847                  (680)     (1,586,394)       (3,043,422)     (38,381,041)***     8,600,310
-------------------------------------------------------------------------------------------------------------------------------
Total                 $ 108,955,975    $       (3,237,780)   $  3,267,518     $  (2,959,115)   $ (44,624,013)     $ 61,402,585
-------------------------------------------------------------------------------------------------------------------------------

*    The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table above.
**   Amount includes the transfer of one Investment Fund into Level 3 of $6,328,380 and two Investment Funds out of Level 3 of
     $12,571,352. In addition, the transfer out of Level 3 investments in the amount of $6,444,625 is due to a gate that was lifted on the Investment Fund as of September 30, 2010. The transfer out of Level 3 of $6,126,727 and the transfer into Level 3 of
     $6,328,380 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from
     March 31, 2010 to September 30, 2010.
***  The transfer out of Level 3 investments is due to the liquidity of the underlying Investment Fund in relation to the change in the measurement date from March 31, 2010 to September 30, 2010.

     All net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.

4.   MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select  Investment  Managers,  to  allocate  assets, to establish and apply risk management procedures, and to monitor overall investment  performance.  In addition, the Adviser also provides office space and other support services. In consideration for such  services,  the  Company  will  pay  the Adviser a monthly management fee of 0.125% (1.5% annually) based on end of month
     Shareholders' capital.


                                                               - 15 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     Placement  agents may be retained by the Company to assist in the placement of the  Company's  Shares.  A placement  agent will generally be entitled to receive a fee from each investor in the Company whose Shares the agent places.  The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

     The Company has entered into  agreements  with third parties to act as additional  placement  agents for the Company's  Shares.
     Placement fees may range from 0 to 3%. In addition to the placement fee paid by Shareholders, the Adviser and/or its affiliates will pay placement agents an annual fee. The annual fee is paid from the Adviser's own resources (or those of its affiliates).

     On July 1, 2010, The PNC Financial  Services Group, Inc. sold the outstanding stock of PNC Global Investment  Servicing Inc. to
     The Bank of New York Mellon  Corporation.  At the closing of the sale, PNC Global Investment  Servicing (U.S.) Inc. changed its name to BNY Mellon  Investment  Servicing  (US) Inc. The Adviser and BNY Mellon  Investment  Servicing  (US) Inc. have separate agreements with the Company and act as co-administrators to the Company. The Adviser, as co-administrator, receives no fees for providing  administrative  services to the Company.  BNY Mellon  Investment  Servicing (US) Inc.  provides certain  accounting, recordkeeping,  tax and investor  related  services and charges fees for their  services based on a rate applied to the average
     Shareholders' capital and are charged directly to the Company.

     Each Director who is not an  "interested  person" of the Company,  as defined by the 1940 Act,  receives an annual  retainer of
     $20,000  plus a Board of  Directors  meeting  fee of $1,000 and a  telephone  meeting  fee of $500.  The  Chairman of the Audit
     Committee receives an additional fee of $3,000 per year. Any Director who is an "interested person" does not receive any annual or other fee from the Company.

     All Directors are  reimbursed for all reasonable out of pocket  expenses.  Total amounts  expensed  related to Directors by the
     Company for the six month period ended September 30, 2010 were $39,000.

     PFPC Trust Company,  which will be renamed BNY Mellon  Investment  Servicing  Trust Company  effective July 1, 2011,  serves as custodian  of the  Company's  assets and  provides  custodial  services for the  Company.  Fees  payable to the  custodian  and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the six month period ended September 30, 2010 were $13,178.


                                                               - 16 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS

     The following  table lists the aggregate  purchases and proceeds from sales of Investment  Funds for the six month period ended
     September 30, 2010,  net unrealized  appreciation,  gross  unrealized  appreciation,  and gross  unrealized  depreciation  from inception to September 30, 2010.

     Cost of purchases *                       $212,154,941
                                               ============
     Proceeds from sales *                     $150,069,187
                                               ============

     Gross unrealized appreciation             $182,473,138
     Gross unrealized depreciation              (36,218,144)
                                               ------------
     Net unrealized appreciation               $146,254,994
                                               ============

     * Cost of purchases and proceeds from sales include non-cash transfers of $59,154,941 for the six month period ended September
     30, 2010.

6.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

     Generally,  initial and additional  subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been  authorized  by the Board of Directors  of the Company to accept or reject any initial and  additional  subscriptions  for
     Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion,  may determine to cause the  Company to  repurchase  Shares  from  Shareholders  pursuant to written  tenders by  Shareholders  on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase  Shares from  Shareholders  quarterly,  on each March 31, June 30, September 30 and December 31 (or, if any
     such date is not a business day, on the immediately preceding business day).

     Transactions in Shares were as follows for the six month period ended September 30, 2010 and the year ended March 31, 2010:

                                                                            September 30, 2010   March 31, 2010
                                                                            ------------------   --------------
            Shares outstanding, beginning of period                             624,958.550       517,570.369
            Shares purchased                                                    121,807.616       146,054.199
            Shares issued for reinvestment of distributions                           0.000        80,411.975
            Shares redeemed                                                     (34,058.416)     (114,077.993)
                                                                            ------------------   --------------
            Shares outstanding, end of period                                   712,707.750       624,958.550
                                                                            ==================   ==============

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business,  the Investment  Funds in which the Company invests trade various  financial  instruments and enter into various investment activities with off-balance sheet risk. These


                                                               - 17 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     include,  but are not limited to, short selling  activities,  writing  option  contracts  and entering  into equity swaps.  The
     Company's risk of loss in these Investment Funds is limited to the value of it's investment in the respective Investment Funds.

8.   REDEMPTION PENALTY

     The Company may be charged redemption penalties for redeeming its interests of certain Investment Funds prior to the expiration of  applicable  lock-up  periods.  The payment of such  penalties  releases  the Company  from any  further  liability  for its investments in the applicable  Investment Funds and is recorded as an operating  expense within  miscellaneous  expenses on the
     Statement of Operations.

9.   SUBSEQUENT EVENTS

     Management  has evaluated the impact of all subsequent  events on the Company  through the date the financial  statements  were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.


                                                               - 18 -


SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

------------------------------------------------------------------------------------------------------------------------------------

                                                           FUND MANAGEMENT
                                                             (UNAUDITED)

     The Company's  officers are appointed by the  Directors and oversee the  management of the day-today  operations of the Company under the  supervision  of the Board of Directors.  One of the Directors and all of the officers of the Company are  directors, officers or  employees of the Adviser or its  subsidiaries.  The other  Directors  are not  affiliated  with the Adviser or its subsidiaries and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent  Directors").
     The  Directors  and  officers of the Company also may be directors  and  officers of other  investment  companies or managed or advised by SkyBridge or its  subsidiaries.  A list of the Directors and officers of the Company and a brief  statement of their present positions,  principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable  law,  including the 1940 Act, the LLC  Agreement  indemnifies  the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

     Certain of the Directors and officers of the Company are also directors and/or officers of other investment  companies that are advised by the Adviser. (The Company and such other investment  companies,  if also registered under the 1940 Act, are referred to collectively in the Prospectus as the "Fund Complex.").  The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 16th Floor, New York, New York 10022.

     On July 30, 2010, a special  meeting of Shareholders  was held to seek approval of the current  investment  advisory  agreement between the Company and the Adviser.  The required vote to approve the agreement was met, and the inspector of election tallied and certified the vote as follows:

                            --------------------------------------------------------------
                                                                            Shares Voted
                                                                            ------------
                             For                                               48.525%
                             Votes in Favor (as % of votes present in)         94.272%
                             Votes Against                                      0.588%
                             Abstain                                            2.360%
                             Broker Non-Votes                                   0.000%
                            --------------------------------------------------------------


                                                               - 19 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS
                                                       (INFORMATION UNAUDITED)

                                                                                        NUMBER OF
                        POSITION(S)           TERM OF               PRINCIPAL         PORTFOLIOS IN
                         HELD WITH          OFFICE AND            OCCUPATION(S)        FUND COMPLEX
       NAME                 THE              LENGTH OF               DURING            OVERSEEN BY          OTHER DIRECTORSHIPS
      AND AGE             COMPANY           TIME SERVED           PAST 5 YEARS           DIRECTOR            HELD BY DIRECTOR
-------------------   ---------------   ------------------   ----------------------   -------------   ------------------------------



Charles Hurty         Director          November 2002        Business Consultant      One             Promark Global Advisors; CS
(born 1943)                             to present           since October 2001;                      Alternative Capital Registered
                                                             prior thereto, partner                   Funds (6 portfolios); iShares
                                                             with accounting firm                     Trust and iShares, Inc. (201
                                                             of KPMG LLP.                             portfolios)

Steven Krull          Director          November 2002        Professor of Finance     One             Cadogan Opportunistic
(born 1957)                             to present           at Hofstra University;                   Alternatives Fund, LLC
                                                             Business Consultant.

Josh Weinreich        Director          December 2006 to     Retired since 2004.      One             Cornell University - Endowment
(born 1960)                             present (served as   1985 to 2004 held                        Hedge Fund Subcommittee;
                                        an Advisory          various executive                        Community Foodbank of NJ -
                                        Director from        positions at Bankers                     Treasurer, Chair Capital
                                        January 2006 to      Trust/Deutsche Bank.                     Campaign; House Party Inc. -
                                        November 2006)                                                Chairman; Newark Academy -
                                                                                                      Board of Trustees; Overlook
                                                                                                      Hospital Foundation - Chair
                                                                                                      Investment Committee

As an Advisory  Director,  Mr.  Weinreich  participated in Board meetings in the same manner as a full Director,  except that he was ineligible to cast a vote on any matter,  as his  appointment to the Board as an  Independent  Director had not yet been ratified by
Shareholders.

In addition to his role as Independent Director of the Company,  Steven Krull serves on a special independent committee representing clients of Citigroup Alternative Investments,  LLC, the Fund's predecessor investment adviser ("CAI"). The committee engagements and related  compensation  are described below.  These matters have been reviewed by the Company's Board of Directors,  which determined that the engagements are appropriate for Independent Directors of the Company.

-------------------------------------


                                                               - 20 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED DIRECTOR
                                                       (INFORMATION UNAUDITED)

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                         POSITION(S)                                                           FUND           OTHER
                          HELD WITH        TERM OF OFFICE      PRINCIPAL OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
        NAME                 THE           AND LENGTH OF               DURING              OVERSEEN BY       HELD BY
      AND AGE              COMPANY          TIME SERVED             PAST 5 YEARS             DIRECTOR        DIRECTOR
-------------------   ----------------   -----------------   --------------------------   -------------   -------------

Raymond Nolte         President and      September 2005      Managing Partner,            One             None
(born 1961)           Director (Chair)   to present          SkyBridge (2010- present);
                                                             CEO, Citigroup Alternative
                                                             Investments Fund of Hedge
                                                             Funds Group (2005-2010);
                                                             Portfolio Manager to the
                                                             Company since 2005; Global
                                                             Head and Chief Investment
                                                             Officer, Deutsche Bank ARS
                                                             Fund of Funds business
                                                             (1996-2005).
--------------------------------
*    Term of office of each Director is indefinite.


                                                               - 21 -

SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
(FORMERLY CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC)

------------------------------------------------------------------------------------------------------------------------------------

                                                              OFFICERS
                                                       (INFORMATION UNAUDITED)

                         POSITION(S)          TERM OF OFFICE*
        NAME              HELD WITH          AND LENGTH OF TIME                    PRINCIPAL OCCUPATION(S)
      AND AGE            THE COMPANY               SERVED                            DURING PAST 5 YEARS
-------------------   ----------------   -------------------------   --------------------------------------------------
Raymond Nolte         President and      September 2005 to present   See table for "Interested Director" above.
(born 1961)           Director
Christopher Hutt      Vice               June 2009 to present        Director, SkyBridge (2010-present); Director,
(born 1970)           President                                      Citigroup Alternative Investments LLC
                                                                     (January 2008 - 2010); Vice President,
                                                                     Citigroup Alternative Investments LLC (2004
                                                                     - 2008)

Eric Alper            Chief              June 2010 to present        General Counsel, Chief Compliance Officer,
(born 1964)           Compliance                                     SkyBridge (2009-present); Chief Financial
                      Officer                                        Officer/Chief Operating Officer, U Capital
                                                                     Group, LP (2007- 2009); Chief Financial
                                                                     Officer, Weston Capital Management, LLC
                                                                     (2006-2007); Vice President, Fund
                                                                     Accounting, Ivy Asset Management Corp.
                                                                     (2004-2006)

Robert J.             Treasurer;         July 2010 to present        Partner and Chief Financial Officer,
Phillips              Principal                                      SkyBridge (2007-present); Executive Vice
(born 1962)           Financial                                      President and Chief Financial Officer,
                      Officer                                        Coventry Capital LLC and Lucerne
                                                                     Management, LLC (2001-2007)

Brahm Pillai          Secretary          June 2009 to present        Vice President, SkyBridge (2010- present);
(born 1979)                                                          Vice President, Citigroup Alternative
                                                                     Investments LLC (2008-2010); Assistant Vice
                                                                     President, Citigroup Alternative Investments
                                                                     LLC (2007-2008); Associate, Citigroup
                                                                     Alternative Investments LLC (2005-2006)

* Term of office of each officer is indefinite.


                                                               - 22 -

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Skybridge Multi-Adviser Hedge Fund Portfolios LLC


By (Signature and Title)* /s/ Raymond Nolte
                          ---------------------------------------
                          Raymond Nolte, President
                          (principal executive officer)

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Raymond Nolte
                          ---------------------------------------
                          Raymond Nolte, President
                          (principal executive officer)

Date November 29, 2010


By (Signature and Title)* /s/ Robert Phillips
                          ---------------------------------------
                          Robert Phillips, Treasurer and
                          Principal Financial Officer
                          (principal financial officer)

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.